Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Opening Balance	$ 636
Amortization for the year	1,545	$ 333	$ 394
Ending Balance	2,565	636
Technology
Statement [line items]
Opening Balance	0
Ending Balance	755	0
Software
Statement [line items]
Opening Balance	220
Ending Balance	1,462	220
Others.
Statement [line items]
Opening Balance	416
Ending Balance	348	416
Gross carrying amount
Statement [line items]
Opening Balance	14,103	14,143
Acquisitions through business combinations	888
Reclassified from other current assets	2,191
Additions	397	153
Disposals	(8)	(190)
Effect of exchange rate changes	1	(3)
Ending Balance	17,572	14,103	14,143
Gross carrying amount | Technology
Statement [line items]
Opening Balance	6,889	6,889
Acquisitions through business combinations	799
Reclassified from other current assets	0
Additions	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	7,688	6,889	6,889
Gross carrying amount | Software
Statement [line items]
Opening Balance	6,042	6,082
Acquisitions through business combinations	89
Reclassified from other current assets	2,191
Additions	397	153
Disposals	(8)	(190)
Effect of exchange rate changes	1	(3)
Ending Balance	8,712	6,042	6,082
Gross carrying amount | Others.
Statement [line items]
Opening Balance	1,172	1,172
Acquisitions through business combinations	0
Reclassified from other current assets	0
Additions	0	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	1,172	1,172	1,172
Accumulated Amortization
Statement [line items]
Opening Balance	(13,467)	(13,327)
Amortization for the year	1,545	333
Disposals	(8)	(190)
Effect of exchange rate changes	3	(3)
Ending Balance	(15,007)	(13,467)	(13,327)
Accumulated Amortization | Technology
Statement [line items]
Opening Balance	(6,889)	(6,889)
Amortization for the year	44	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	(6,933)	(6,889)	(6,889)
Accumulated Amortization | Software
Statement [line items]
Opening Balance	(5,822)	(5,801)
Amortization for the year	1,433	214
Disposals	(8)	(190)
Effect of exchange rate changes	3	(3)
Ending Balance	(7,250)	(5,822)	(5,801)
Accumulated Amortization | Others.
Statement [line items]
Opening Balance	(756)	(637)
Amortization for the year	68	119
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	$ (824)	$ (756)	$ (637)